DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of debt
	March 31, 2021	December 31, 2020
Series D Convertible Notes due March 2022(a)	$27,266	$27,142
Herbal Brands Loan due May 2023 and other borrowings	7,924	6,701
Ending balance	$35,190	$33,843

	December 31, 2020	December 31, 2019
Series D Convertible Notes due March 2022(a)	$27,142	$26,566
Herbal Brands Loan due May 2023 and other borrowings	6,701	7,162
Ending balance	$33,843	$33,728